Intangible assets - Summary of Intangible Assets and Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 971,345
Ending balance	120,455	R$ 971,345
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	700,165
Ending balance	40,734	700,165
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	209,175
Ending balance	15,889	209,175
Purchase contracts and brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,712
Ending balance	2,358	4,712
Software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	57,293
Ending balance	61,474	57,293
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,216,386	982,470
Additions	33,686	33,067
Business combinations		168,103
Other	568	28,297
Translation adjustment	(1,094)	4,449
Impairment losses on assets	(834,510)
Ending balance	415,036	1,216,386
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	700,165	546,665
Additions	670	0
Business combinations		122,641
Other	0	27,479
Translation adjustment	(47)	3,380
Impairment losses on assets	(660,054)
Ending balance	40,734	700,165
Cost | Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	399,029	351,412
Additions	0	0
Business combinations		45,427
Other	568	1,958
Translation adjustment	(1,199)	232
Impairment losses on assets	(162,203)
Ending balance	236,195	399,029
Cost | Purchase contracts and brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23,842	23,005
Additions	0	0
Business combinations		0
Other	0	0
Translation adjustment	(9)	837
Impairment losses on assets	(337)
Ending balance	23,496	23,842
Cost | Software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	93,350	61,388
Additions	33,016	33,067
Business combinations		35
Other	0	(1,140)
Translation adjustment	161	0
Impairment losses on assets	(11,916)
Ending balance	114,611	93,350
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(245,041)	(175,277)
Amortization for the year	49,540	69,764
Ending balance	(294,581)	(245,041)
Accumulated amortization | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Amortization for the year	0	0
Ending balance	0	0
Accumulated amortization | Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(189,854)	(139,765)
Amortization for the year	30,452	50,089
Ending balance	(220,306)	(189,854)
Accumulated amortization | Purchase contracts and brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(19,130)	(15,912)
Amortization for the year	2,008	3,218
Ending balance	(21,138)	(19,130)
Accumulated amortization | Software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(36,057)	(19,600)
Amortization for the year	17,080	16,457
Ending balance	R$ (53,137)	R$ (36,057)